Leases (Tables)	12 Months Ended
Dec. 31, 2021
leases [Abstract]
Disclosure of additional information about leasing activities for lessee	The following amounts were recognized in net earnings, related to contracts that the Company applied the practical expedients of the standard:

	December 31, 2021	December 31, 2020

Interest expense on lease liabilities	0.2	0.2
Expense relating to short-term leases	7.8	5.8
Expense relating to low value assets	0.1	0.1
Expense relating to variable lease payments not included in the measurement of the lease liability	63.1	78.2
	71.2	84.3